Information by business segment and by geographic area - Adjusted EBITDA reconciled to net income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Information by business segment and by geographic area
Net income from continuing operations	$ 6,988	$ 6,334	$ 5,203
Loss from discontinued operations	(92)	(813)	(1,227)
Depreciation, depletion and amortization	3,351	3,708	3,487
Income taxes	(172)	1,495	2,781
Financial results, net	4,957	3,019	(1,843)
Special events (note 4b)	899	294	1,240
Equity results and other results in associates and joint ventures, net of dividends received	570	488	1,104
Adjusted EBITDA from continuing operations	16,593	15,338	11,972
Adjusted EBITDA from discontinuing operations	16,590	15,342	12,181
Discontinued operations
Information by business segment and by geographic area
Loss from discontinued operations	(92)	(813)	(1,227)
Depreciation, depletion and amortization		1	347
Income taxes	(40)	(102)	(630)
Financial results, net	5	28	(20)
Equity results and other results in associates and joint ventures, net of dividends received		5	1
Impairment of non-current assets	124	885	1,738
Adjusted EBITDA from discontinuing operations	$ (3)	$ 4	$ 209